Financial Instruments (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2019 EUR (€)
Derivatives, Fair Value [Line Items]
Four Quarter Rolling Average Of Notional Amount Of Foreign Exchange Contracts Hedging Foreign Currency Transactions	$ 17,800	$ 20,100
Gain (loss) recorded in Accumulated other comprehensive loss	(33)	(307)
(Gain) loss reclassified from Accumulated other comprehensive loss into Product sales (effective portion)	$ 51	(16)
Description of Net Investment Hedge Activity	We have approximately €4.2 billion of euro-denominated long-term debt, which qualifies as a net investment hedge against our investments in European businesses. As of December 31, 2019, the net investment hedge is deemed to be effective.
Long-term debt, euro-denominated | €			€ 4,200
Foreign Currency Cash Flow Hedge Gain (Loss) to be Reclassified During Next 12 Months	$ (33)
Gain recognized in Other income, net	$ 91	127
Maximum Length of Time, Foreign Currency Cash Flow Hedge	4 years 20 days
Other Current Assets [Member]
Derivatives, Fair Value [Line Items]
Derivatives designated as hedging instruments - assets	$ 23	22
Derivatives not designated as hedging instruments - assets	23	27
Accrued Liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivatives designated as hedging instruments - liabilities	(166)	(194)
Derivatives not designated as hedging instruments - liabilities	$ (116)	$ (89)